Long-term investments (Tables)	12 Months Ended
Dec. 31, 2024
Available-for-sale financial assets [abstract]
Schedule of long-term investments

	2024			2023
	Cost	AOCI	Fair value	Cost	AOCI	Fair value
	$	$	$	$	$	$

Snowline Gold Corp.	39,011	16,566	55,577	32,759	19,909	52,668
Founders Metals Inc.	8,705	5,500	14,205	—	—	—
St. Augustine Gold & Copper Ltd.	20,193	(16,408)	3,785	20,193	(15,562)	4,631
AuMEGA Metals Ltd.	3,839	(1,813)	2,026	2,885	(1,253)	1,632
RTG Mining Inc.	13,400	(13,023)	377	13,400	(13,092)	308
West African Resources Ltd.	—	—	—	20,530	(6,261)	14,269
Osino Resources Corp.	—	—	—	6,955	5,340	12,295
Other	1,563	(816)	747	899	(695)	204
	86,711	(9,994)	76,717	97,621	(11,614)	86,007